SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2023 (Unaudited)

ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
LONG-TERM MUNICIPAL BONDS — 96.5%
City of Long Beach (Insured: BAM) GO, Series B, 5.25% due 7/15/2042	$ 500,000	$ 540,479
City of New York (City Budget Financial Management) GO, Series G, 5.00% due 8/1/2030	1,000,000	1,001,771
City of New York GO, Series A, 5.00% due 8/1/2043	800,000	912,638
City of Yonkers (Insured: AGM) GO, Series C, 5.00% due 3/15/2025	350,000	359,817
Dutchess County Local Development Corp. (Tompkins Terrace Housing LP; Collateralized: FNMA), 5.00% due 10/1/2040	500,000	551,454
Guam Power Authority, Series A, 5.00% due 10/1/2042	250,000	264,634
Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2028 - 7/1/2036	1,500,000	1,542,057
Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,000,000	1,058,925
Long Island Power Authority (Electric System Capital Improvements; Insured: AGC), Series C, 5.25% due 9/1/2029	645,000	736,771
Metropolitan Transportation Authority,
Series A-1, 5.00% due 11/15/2040	205,000	208,538
Series D-1, 5.00% due 11/15/2031	1,000,000	1,038,749
Monroe County (Monroe Community College Association, Inc.; Insured: AGM) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	550,565
Nassau County Sewer & Storm Water Finance Authority (Sewerage & Storm Water Resource Facilities), Series A, 5.00% due 10/1/2028 - 10/1/2031	1,400,000	1,425,535
New York City Housing Development Corp., Series G, 4.60% due 11/1/2043	250,000	255,145
New York City Housing Development Corp. (CSA Preservation Partners LLC), Series A, 4.45% due 8/1/2043	200,000	204,704
New York City Municipal Water Finance Authority (New York City Water & Sewer System),
Series AA-2, 4.00% due 6/15/2042	350,000	363,529
Series EE, 4.00% due 6/15/2042	250,000	255,217
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series A, 5.00% due 11/1/2036	1,000,000	1,145,928
Series A1, 5.00% due 8/1/2038	1,000,000	1,090,828
Series C, 5.00% due 11/1/2026	500,000	503,665
New York State Dormitory Authority (Barnard College),
Series A,
4.00% due 7/1/2024	200,000	200,896
5.00% due 7/1/2041	250,000	265,117
New York State Dormitory Authority (Insured: AGM) (State Aid Withholding), Series H, 5.00% due 10/1/2024	155,000	155,221
New York State Dormitory Authority (School District Financing Program; Insured: AGM) (State Aid Withholding), Series A, 5.00% due 10/1/2028	200,000	202,930
New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2032 - 10/1/2033	450,000	483,822
New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
Series A, 4.00% due 3/15/2040 - 3/15/2042	750,000	778,224
Series E, 4.00% due 3/15/2039	350,000	370,265
New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A-1, 4.00% due 3/15/2043	500,000	520,839
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	300,000	312,115
New York State Housing Finance Agency (Insured: SONYMA), Series C-1, 4.50% due 11/1/2043	250,000	255,895
Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2024	290,000	291,456
Port Authority of New York & New Jersey AMT,
Series 186, 5.00% due 10/15/2037	500,000	507,340
Series 238, 5.00% due 7/15/2040	400,000	447,152
Sales Tax Asset Receivable Corp. (New York Local Government Assistance Corp.), Series A, 5.00% due 10/15/2029 - 10/15/2031 (pre-refunded 10/15/2024)	1,250,000	1,270,530
Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2027 - 7/1/2034	610,000	638,689
Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2033	250,000	258,796
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels),
Series A,
5.00% due 11/15/2028 (pre-refunded 5/15/2024)	1,000,000	1,007,587
5.00% due 11/15/2029	1,000,000	1,008,874
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2033	645,000	721,100
Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2034	200,000	209,218
TOTAL LONG-TERM MUNICIPAL BONDS — 96.5% (Cost $23,366,998)		$23,917,015
Total Investments — 96.5% (Cost $23,366,998)		$23,917,015
Other Assets Less Liabilities — 3.5%		879,482
Net Assets — 100.0%		$24,796,497

SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Municipal Fund	December 31, 2023 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
IDC	Industrial Development Corp.
SONYMA	State of New York Mortgage Agency

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New York Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.